Subsidiaries	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Subsidiaries

2.	Subsidiaries
IFS’s Subsidiaries include the following:

(a)	Banco Internacional del Peru S.A.A. - Interbank and Subsidiaries -
Interbank is incorporated in Peru and is authorized by the Superintendence of Banking, Insurance and Private Pension Funds (henceforth “SBS”, by its Spanish acronym) to operate as a universal bank in accordance with Peruvian legislation. The Bank’s operations are governed by the General Act of the Banking and Insurance System and Organic Act of the SBS – Act No. 26702 (henceforth “the Banking and Insurance Act”), that establishes the requirements, rights, obligations, restrictions and other operating conditions that financial and insurance entities must comply with in Peru.
As of December 31, 2021, Interbank had 189 offices (215 offices as of December 31, 2020). Additionally, it holds approximately 100 percent of the shares of the following Subsidiaries:

Entity	Activity
Internacional de Títulos Sociedad Titulizadora S.A. - Intertítulos S.T.	Manages securitization funds.
Compañía de Servicios Conexos Expressnet S.A.C.	Services related to credit card transactions or products related to the brand “American Express”.

(b)	Interseguro Compañía de Seguros S.A. and Subsidiary -
Interseguro is incorporated in Peru and its operations are governed by the Banking and Insurance Act. It is authorized by the SBS to issue life and general risk insurance contracts.
Interseguro holds participations in Patrimonio Fideicometido
D.S.093-2002-EF,
Interproperties Peru (henceforth “Patrimonio Fideicometido – Interproperties Peru”), a structured entity incorporated in April 2008, in which several investors (related parties to the Group) contributed investment properties. Each investor or investors have ownership of and specific control over the contributed investment property. The fair values of the properties contributed by Interseguro, which were included in this structured entity as of December 31, 2021 and 2020, amounted
t
o S/71,302,000 and S/118,892,000,
respectively; see Note 7. For accounting purposes and under IFRS 10 “Consolidated Financial Statements” the assets included in said structure are considered “silos”, because they are ring-fenced parts of the wider structured entity (the Patrimonio Fideicometido - Interproperties Peru). The Group has ownership and decision-making power over these properties and the Group has the exposure or rights to their returns; therefore, the Group has consolidated the silos containing the investment properties that it controls.
In June and September 2019, Interseguro sold the entirety of its participation, equivalent to 15 percent, of the land lot located in Miraflores (Lima) called “Cuartel San Martín” to Urbi Propiedades S.A.C., a related entity, for an amount of S/63,132,000; Note 7(e).
Additionally, in November 2019, Interseguro and Interproperties Peru transferred an investment property (Lillingstone land lot, located in San Isidro) in favor of Interseguro, as well as the annulment of the corresponding certificates of participation. The amount of the transferred property amounted to S/253,557,000.

(c)	Inteligo Group Corp. and Subsidiaries -
Inteligo is an entity incorporated in the Republic of Panama. As of December 31, 2021 and 2020, it holds 100 percent of the shares of the following Subsidiaries:

Entity	Activity
Inteligo Bank Ltd.
It is incorporated in The Commonwealth of the Bahamas and has a branch established in the Republic of Panama that operates under an international license issued by the Superintendence of Banks of the Republic of Panama. Its main activity is to provide private and institutional banking services, mainly to Peruvian citizens.

Inteligo Sociedad Agente de Bolsa S.A.	It is a brokerage firm incorporated in Peru .

Inteligo Peru Holding S.A.C.
It is a financial holdin
g company incorporated in Peru in December 2018. As of December 31, 2021 and 2020, it holds 99.99 percent interest in Interfondos S.A. Sociedad Administradora de Fondos, a company that manages mutual funds and investment funds.

Inteligo USA, Inc.	It was incorporated in the United States of America in January 2019 and provides investment consultancy and related services.

(d)	Negocios e Inmuebles S.A. and Holding Retail Peru S.A. -
These entities were acquired by IFS as part of the purchase of Seguros Sura and Hipotecaria Sura in 2017; Note 9(b). In April 2021, Negocios e Inmuebles S.A. (the absorbing company) merged with Holding Retail Peru S.A. (the absorbed company), the latter being extinguished without liquidation. As of December 31, 2021, Negocios e Inmuebles S.A., hol
ds 8.50 percent of Interseguro’s capital stock (as of December 31, 2020, Negocios e Inmuebles S.A. and Holding Retail Peru S.A. held jointly 8.50 percent of Interseguro’s capital stock).
(e)	San Borja Global Opportunities S.A.C. -
Its corporate purpose is the marketing of products and services through Internet, telephony or related and it operates under the name of Shopstar, an online marketplace, dedicated to the sale of products from different stores locally.

(f)	IFS Digital S.A.C. –
Its corporate purpose is to perform any type of investments and related services and was incorporated in August 2020.

The table below presents a summary of the consolidated financial statements of the main Subsidiaries, before adjustments and eliminations for consolidation, as of December 31, 2021 and 2020, in accordance with the IFRS. For information on business segments, see Note 28:

	Interbank and Subsidiaries		Interseguro		Inteligo and Subsidiaries
	2021	2020	2021	2020	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	14,390,759	17,702,412	1,055,105	358,035	1,533,043	596,796
Financial Investments	10,062,243	8,966,316	11,951,454	12,895,017	2,314,331	1,881,043
Loans, net	41,307,369	38,859,028	—	—	1,698,397	1,660,526
Investment property	—	—	1,224,454	1,043,978	—	—
Total assets	68,584,019	68,038,621	14,743,405	14,786,389	5,722,539	4,308,618
Deposits and obligations	44,966,330	44,576,836	—	—	4,171,832	2,855,498
Due to banks and correspondents	8,112,667	9,359,157	226,742	1,117	183,441	300,603
Bonds, notes and other obligations	6,938,988	6,491,890	262,933	238,993	—	—
Insurance contract liabilities	—	—	11,819,263	12,362,929	—	—
Total liabilities	61,581,982	61,814,096	13,233,420	13,321,241	4,427,452	3,233,691
Equity attributable to IFS’s shareholders	7,002,037	6,224,525	1,509,985	1,465,148	1,295,087	1,074,927
Consolidated statement of income -
Net interest and similar income	2,743,750	2,783,057	736,912	616,887	114,488	111,762
Impairment loss on loans, net of recoveries	(379,034)	(2,393,923)	—	—	(2,543)	(21)
Loss (recovery) due to impairment of financial investments	(527)	170	33,198	(33,819)	(1,615)	745
Net gain of investment property	—	—	21,969	5,438	—	—
Fee income from financial services, net	677,461	619,842	(6,802)	(6,056)	196,959	163,968
Insurance premiums and claims	—	—	(272,037)	(279,070)	—	—
Net profit (loss) for the year attributable to IFS’s shareholders	1,360,278	(5,672)	339,233	200,826	283,545	243,125